DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF BUSINESS

NOTE 1 — DESCRIPTION OF BUSINESS

Overview

Atieva, Inc. and its wholly owned subsidiaries (collectively, “Lucid,” the “Company,” “we,” “us” or “our”) is a technology and automotive company. The Company was founded in Silicon Valley in 2007 to develop the next generation of electric vehicle (“EV”) technologies. Today, Lucid is a vertically-integrated company which (i) designs, engineers and builds electric vehicles, EV powertrains and battery systems in-house using our own equipment and factory, (ii) plans to offer a refined customer experience at our own geographically-distributed retail and service locations and through direct-to-consumer and retail sales and (iii) boasts a strong product roadmap of future vehicle programs and technologies.

On February 22, 2021, Churchill Capital Corp IV (“CCIV”) (NYSE:CCIV), a special purpose acquisition company or SPAC, entered into a definitive agreement for a merger that would result in the Company becoming a wholly owned subsidiary of CCIV. Upon the completion of the merger on July 23, 2021 (the "Closing"), the Company changed its name to Lucid Group, Inc. ("Lucid Group") and effectively comprised all of CCIV’s material operations.

Liquidity and Going Concern

The Company devotes its efforts to business planning, research and development, recruiting of management and technical staff, acquiring operating assets, and raising capital.

From inception through June 30, 2021, the Company has incurred operating losses and negative cash flows from operating activities. For the six months ended June 30, 2021 and 2020, the Company has incurred operating losses, including net losses of $1.0 billion and $246.9 million, respectively. The Company has an accumulated deficit of $4.5 billion as of June 30, 2021.

As of the end of June 30, 2021, the Company completed the first phase of the construction of its newly built manufacturing plant in Casa Grande, Arizona (the “Arizona plant”). The Company plans to begin commercial production of its first vehicle, the Lucid Air, in the second half of 2021, along with the continued expansion of the Arizona plant and build-out of a network of retail sales and service locations. The Company has plans for continued development of additional vehicle model types for future release. The aforementioned activities will require considerable capital, above and beyond the expected cash inflows from the initial sales of the Lucid Air. As such, the future operating plan involves considerable risk if secure funding sources are not identified and confirmed.

The Company’s existing sources of liquidity include cash and cash equivalents. Historically, the Company has been able to obtain debt and equity financing as disclosed in these condensed consolidated financial statements. The Company has funded operations primarily with issuances of convertible preferred shares. Upon the completion of the merger with CCIV, the Company received approximately an incremental $2.1 billion in cash from CCIV. In addition, the Company received $2.5 billion in Private Investment in Public Entity ("PIPE") investment. As such, this business combination eliminated the substantial doubt about the Company's ability to continue as a going concern within one year after the date the Current Report on Form 8-K/A to which this document forms an exhibit is available to be filed.

Certain Significant Risks and Uncertainties

The Company’s current business activities consist of research and development efforts to design and develop a high-performance fully electric vehicle and advanced electric vehicle powertrain components, including battery pack systems; building of the Company’s production operations in Casa Grande, Arizona; and build-out of the Company’s retail stores and service centers for distribution of the vehicles to customers. The Company is subject to the risks associated with such activities, including the need to further develop its technology, its marketing, and distribution channels; further develop its supply chain and manufacturing; and hire additional management and other key personnel. Successful completion of the Company’s development program and, ultimately, the attainment of profitable operations are dependent upon future events, including its ability to access potential markets, and secure long-term financing.

The Company participates in a dynamic high-technology industry. Changes in any of the following areas could have a material adverse impact on the Company’s future financial position, results of operations, and/or cash flows: advances and trends in new technologies; competitive pressures; changes in the overall demand for its products and services; acceptance of the Company’s products and services; litigation or claims against the Company based on intellectual property, patent, regulatory, or other factors; and the Company’s ability to attract and retain employees necessary to support its growth.

In late 2019, a novel strain of coronavirus (COVID-19) began to affect the population of China and expanded into a worldwide pandemic during 2020, leading to significant business and supply chain disruption, as well as broad-based changes in supply and demand. The Company’s operations have experienced disruptions, such as temporary closure of its offices, and those of its customers and suppliers, and product research and development. The Company was able to proceed with the construction of the Arizona plant while still meeting all COVID-19 restrictions and required safety measures. The extent of the impact of COVID-19 on the Company’s operational and financial performance will depend on future developments, including the duration and spread of the outbreak. Nevertheless, COVID-19 presents a material uncertainty and risk with respect to the Company, its performance, and its financial results and could adversely affect the Company’s financial position and results of operations.

NOTE 1 — DESCRIPTION OF BUSINESS

Overview

The precursor of Atieva, Inc. (DBA Lucid Motors) was originally incorporated in the state of Delaware in December 2007 (“Atieva Delaware”). Atieva Delaware designed, developed, and built energy storage systems for electric vehicles and supplied automakers with the battery pack system needed to power hybrid, plug-in, and electric vehicles. In December 2009, Atieva Delaware and a newly incorporated Cayman Islands company (“Atieva Cayman”) entered into a share exchange agreement (the “Share Exchange Agreement”). Under the Share Exchange Agreement, (a) each holder of Atieva Delaware common shares exchanged such shares for shares of Atieva Cayman’s par value $0.0001 common shares (the “Common Shares”) on a one-for-one basis, and (b) each holder of Atieva Delaware Series A shares exchanged such shares for Atieva Cayman Series A shares on a one-for-one basis. Upon completion of the share exchange, Atieva Delaware was renamed as Atieva USA, Inc. with Atieva Cayman retaining the name of Atieva, Inc.

Subsequent to the share exchange transaction, Atieva Delaware distributed 100% of its wholly owned subsidiaries in Hong Kong and Shanghai, China (“Atieva Hong Kong” and “Atieva Shanghai,” respectively) to Atieva Cayman in December 2010. In addition, Atieva Delaware registered a branch office in Taiwan in May 2008. In 2014, Atieva Cayman and its subsidiaries (the “Company” or “our”) changed its business model to focus on the design and development of high-performance fully electric vehicles and advanced electric vehicle powertrain components.

As part of the build-out of the Company’s retail stores and service centers for distribution of vehicles to customers, the Company changed Atieva Delaware’s legal name to Lucid USA, Inc., and incorporated new subsidiaries in the U.S. and Canada, including Lucid Group USA, Inc., a Delaware corporation in August 2020, and Lucid Motors Canada ULC, a British Columbia unlimited liability company and an indirect, wholly-owned subsidiary of Lucid Group USA, Inc. in December 2020. The Company is headquartered in Newark, California and has various other global office locations.

Liquidity and Going Concern

The Company devotes its efforts to business planning, research and development, recruiting of management and technical staff, acquiring operating assets, and raising capital.

From inception through December 31, 2020, the Company has incurred operating losses and negative cash flows from operating activities. For the years ended December 31, 2020 and 2019, the Company has incurred operating losses, including net losses of $719.4 million and $277.4 million, respectively. The Company has an accumulated deficit of $1.4 billion as of December 31, 2020.

As of the end of 2020, the Company was finalizing construction of its newly built manufacturing plant in Casa Grande, Arizona (the “Arizona plant”). The Company plans to begin selling its first vehicle, the Lucid Air, in the second half of 2021, along with the continued expansion of the Arizona plant and build-out of a network of retail sales and service locations. The Company has plans for continued development of additional vehicle model types for future release. The aforementioned activities will require considerable capital, above and beyond the expected cash inflows from the initial sales of the Lucid Air. As such, the future operating plan involves considerable risk if secure funding sources were not identified and confirmed.

The Company’s existing sources of liquidity include cash and cash equivalents. Historically, the Company has been able to obtain debt and equity financing as disclosed in these consolidated financial statements. The Company has funded operations primarily with issuances of convertible preferred shares, convertible notes, long-term debt and net proceeds from revenues. As discussed in Note 15 — Subsequent Events, on February 22, 2021, Churchill Capital Corp IV (“CCIV”) (NYSE: CCIV), a special purpose acquisition company or SPAC, announced that it had entered into a definitive agreement with the Company for a merger that would result in the Company becoming a wholly owned subsidiary of CCIV. If such merger is ultimately completed, the Company would effectively comprise all of CCIV’s material operations. Upon completion of the merger, the Company expects to receive a minimum of $2.8 billion of incremental cash from a combination of cash at CCIV and a “Private Investor in Public Entity” (PIPE) investment.

Certain Significant Risks and Uncertainties

The Company’s current business activities consist of research and development efforts to design and develop a high-performance fully electric vehicle and advanced electric vehicle powertrain components, including battery pack systems; building of the Company’s production operations in Casa Grande, Arizona; and build-out of the Company’s retail stores and service centers for distribution of the vehicles to customers. The Company is subject to the risks associated with such activities, including the need to further develop its technology, its marketing, and distribution channels; further develop its supply chain and manufacturing; and hire additional management and other key personnel. Successful completion of the Company’s development program and, ultimately, the attainment of profitable operations are dependent upon future events, including its ability to access potential markets, and secure long-term financing.

The Company participates in a dynamic high technology industry. Changes in any of the following areas could have a material adverse impact on the Company’s future financial position, results of operations, and/or cash flows: advances and trends in new technologies; competitive pressures; changes in the overall demand for its products and services; acceptance of the Company’s products and services; litigation or claims against the Company based on intellectual property, patent, regulatory, or other factors; and the Company’s ability to attract and retain employees necessary to support its growth.

In late 2019, a novel strain of coronavirus (COVID-19) began to affect the population of China and expanded into a worldwide pandemic during 2020, leading to significant business and supply chain disruption, as well as broad-based changes in supply and demand. The Company’s operations have experienced disruptions, such as temporary closure of its offices, and those of its customers and suppliers, and product research and development. The Company was able to proceed with the construction of the Arizona plant while still meeting all COVID-19 restrictions and required safety measures. The extent of the impact of COVID-19 on the Company’s operational and financial performance will depend on future developments, including the duration and spread of the outbreak. Nevertheless, COVID-19 presents a material uncertainty and risk with respect to the Company, its performance, and its financial results and could adversely affect the Company’s financial position and results of operations.